PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE－6 PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2024	2023
	$’000	$’000

At cost
Leasehold buildings	1,031	1,055
Leasehold improvement	146	50
Tools and equipment	44	45
Furniture, fixtures and fittings	299	109
Office equipment	12	12
Computer equipment	64	65
Motor vehicles	745	797
Air-conditioner	16	-
Machinery & equipment	929	-
Assets in progress	-	455

	3,286	2,588
Less: accumulated depreciation	(1,598)	(1,130)

Property and equipment, net	1,688	1,458

Depreciation expense for the financial years ended December 31, 2024, 2023 and 2022 were approximately $0.5 million, approximately $0.5 million and approximately $0.2 million, respectively.

Property and equipment under finance leasing arrangements classified under motor vehicles as of December 31, 2024 and 2023 amounted to approximately $0.2 million and approximately $0.3 million, respectively. Details of such leased assets are disclosed in Note 8.

Right-of-use assets under operating leasing arrangements classified under leasehold buildings as of December 31, 2024 and 2023 amounted to approximately $0.3 million and approximately $0.6 million, respectively. Details of such leased assets are disclosed in Note 8.